Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Value Strategies Portfolio
September 30, 2022
VIPVS-NPRT3-1122
1.808798.118
Common Stocks - 99.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.1%
Interactive Media & Services - 0.5%
Ziff Davis, Inc. (a)	42,900	2,937,792
Media - 1.6%
Interpublic Group of Companies, Inc.	117,900	3,018,240
Liberty Broadband Corp. Class C (a)	47,700	3,520,260
Nexstar Broadcasting Group, Inc. Class A	15,700	2,619,545
		9,158,045
TOTAL COMMUNICATION SERVICES		12,095,837
CONSUMER DISCRETIONARY - 11.9%
Auto Components - 1.4%
Adient PLC (a)	174,000	4,828,500
Autoliv, Inc.	50,600	3,371,478
		8,199,978
Diversified Consumer Services - 1.3%
Adtalem Global Education, Inc. (a)	206,511	7,527,326
Hotels, Restaurants & Leisure - 0.7%
Caesars Entertainment, Inc. (a)	128,200	4,135,732
Household Durables - 2.0%
Mohawk Industries, Inc. (a)	37,702	3,438,045
Taylor Morrison Home Corp. (a)	129,900	3,029,268
Tempur Sealy International, Inc.	196,500	4,743,510
		11,210,823
Internet & Direct Marketing Retail - 0.8%
eBay, Inc.	124,800	4,593,888
Leisure Products - 0.6%
Mattel, Inc. (a)	171,300	3,244,422
Multiline Retail - 1.4%
Dollar Tree, Inc. (a)	47,400	6,451,140
Nordstrom, Inc.	101,900	1,704,787
		8,155,927
Specialty Retail - 3.7%
American Eagle Outfitters, Inc. (b)	439,904	4,280,266
Lithia Motors, Inc. Class A (sub. vtg.)	15,700	3,368,435
Rent-A-Center, Inc.	129,600	2,269,296
Sally Beauty Holdings, Inc. (a)(b)	207,900	2,619,540
Victoria's Secret & Co. (a)	148,700	4,330,144
Williams-Sonoma, Inc. (b)	36,400	4,289,740
		21,157,421
TOTAL CONSUMER DISCRETIONARY		68,225,517
CONSUMER STAPLES - 3.4%
Beverages - 0.8%
Primo Water Corp. (a)	366,200	4,595,810
Food & Staples Retailing - 1.2%
U.S. Foods Holding Corp. (a)	272,100	7,194,324
Food Products - 1.4%
Darling Ingredients, Inc. (a)	119,763	7,922,322
TOTAL CONSUMER STAPLES		19,712,456
ENERGY - 9.0%
Energy Equipment & Services - 2.2%
Halliburton Co.	308,900	7,605,118
Liberty Oilfield Services, Inc. Class A (a)	413,904	5,248,303
		12,853,421
Oil, Gas & Consumable Fuels - 6.8%
Canadian Natural Resources Ltd. (b)	325,100	15,132,971
Hess Corp.	97,900	10,670,121
HF Sinclair Corp.	103,900	5,593,976
Tourmaline Oil Corp.	145,600	7,566,963
		38,964,031
TOTAL ENERGY		51,817,452
FINANCIALS - 17.1%
Banks - 3.9%
East West Bancorp, Inc.	138,300	9,285,462
First Citizens Bancshares, Inc. (b)	8,400	6,698,412
Signature Bank	44,300	6,689,300
		22,673,174
Capital Markets - 4.4%
Ameriprise Financial, Inc.	34,000	8,566,300
Lazard Ltd. Class A	150,814	4,800,410
LPL Financial	54,100	11,819,768
		25,186,478
Consumer Finance - 1.8%
OneMain Holdings, Inc.	134,500	3,970,440
SLM Corp.	442,200	6,186,378
		10,156,818
Diversified Financial Services - 1.1%
Apollo Global Management, Inc.	142,900	6,644,850
Insurance - 5.1%
American Financial Group, Inc.	34,000	4,179,620
Arch Capital Group Ltd. (a)	134,200	6,111,468
Assurant, Inc.	45,300	6,580,731
Reinsurance Group of America, Inc.	29,205	3,674,281
The Travelers Companies, Inc.	56,300	8,625,160
		29,171,260
Thrifts & Mortgage Finance - 0.8%
Walker & Dunlop, Inc.	55,300	4,630,269
TOTAL FINANCIALS		98,462,849
HEALTH CARE - 8.0%
Biotechnology - 0.9%
United Therapeutics Corp. (a)	24,500	5,129,810
Health Care Providers & Services - 5.5%
AdaptHealth Corp. (a)	240,700	4,520,346
Centene Corp. (a)	85,100	6,621,631
Cigna Corp.	37,600	10,432,872
Laboratory Corp. of America Holdings	23,000	4,710,630
Tenet Healthcare Corp. (a)	103,500	5,338,530
		31,624,009
Life Sciences Tools & Services - 0.5%
Syneos Health, Inc. (a)	63,400	2,989,310
Pharmaceuticals - 1.1%
Jazz Pharmaceuticals PLC (a)	47,900	6,384,591
TOTAL HEALTH CARE		46,127,720
INDUSTRIALS - 16.4%
Air Freight & Logistics - 0.7%
FedEx Corp.	28,100	4,172,007
Building Products - 1.5%
Builders FirstSource, Inc. (a)	143,600	8,460,912
Commercial Services & Supplies - 0.9%
The Brink's Co.	103,900	5,032,916
Construction & Engineering - 4.1%
Fluor Corp. (a)	310,800	7,735,812
Granite Construction, Inc.	142,100	3,607,919
MDU Resources Group, Inc.	172,300	4,712,405
Willscot Mobile Mini Holdings (a)	179,400	7,235,202
		23,291,338
Electrical Equipment - 1.3%
Regal Rexnord Corp.	54,100	7,593,476
Machinery - 3.9%
Allison Transmission Holdings, Inc.	119,900	4,047,824
Crane Holdings Co.	51,900	4,543,326
Flowserve Corp.	321,200	7,805,160
Kennametal, Inc.	296,500	6,101,970
		22,498,280
Professional Services - 0.9%
Manpower, Inc.	81,300	5,259,297
Road & Rail - 2.0%
TFI International, Inc. (Canada)	55,500	5,022,663
XPO Logistics, Inc. (a)	138,500	6,166,020
		11,188,683
Trading Companies & Distributors - 1.1%
Beacon Roofing Supply, Inc. (a)	120,300	6,582,816
TOTAL INDUSTRIALS		94,079,725
INFORMATION TECHNOLOGY - 5.0%
Electronic Equipment & Components - 1.9%
Flex Ltd. (a)	504,500	8,404,970
Vontier Corp.	134,800	2,252,508
		10,657,478
IT Services - 2.5%
Fidelity National Information Services, Inc.	76,100	5,750,877
SS&C Technologies Holdings, Inc.	128,000	6,112,000
Unisys Corp. (a)	330,077	2,492,081
		14,354,958
Software - 0.6%
NCR Corp. (a)	189,900	3,609,999
TOTAL INFORMATION TECHNOLOGY		28,622,435
MATERIALS - 9.5%
Chemicals - 3.4%
Axalta Coating Systems Ltd. (a)	189,500	3,990,870
Methanex Corp. (a)	118,800	3,786,156
Olin Corp.	130,401	5,591,595
Tronox Holdings PLC	238,000	2,915,500
Westlake Corp.	35,400	3,075,552
		19,359,673
Construction Materials - 0.5%
Eagle Materials, Inc.	28,500	3,054,630
Containers & Packaging - 2.6%
Berry Global Group, Inc. (a)	105,200	4,894,956
Crown Holdings, Inc.	72,800	5,898,984
O-I Glass, Inc. (a)	292,800	3,791,760
		14,585,700
Metals & Mining - 2.4%
ArcelorMittal SA Class A unit GDR	148,800	2,962,608
Arconic Corp. (a)	274,600	4,679,184
Constellium NV (a)	289,800	2,938,572
Freeport-McMoRan, Inc.	117,700	3,216,741
		13,797,105
Paper & Forest Products - 0.6%
Louisiana-Pacific Corp.	70,200	3,593,538
TOTAL MATERIALS		54,390,646
REAL ESTATE - 9.2%
Equity Real Estate Investment Trusts (REITs) - 6.3%
Crown Castle International Corp.	34,000	4,914,700
CubeSmart	260,500	10,435,630
Duke Realty Corp.	92,100	4,439,220
Equinix, Inc.	6,100	3,469,924
Equity Lifestyle Properties, Inc.	106,200	6,673,608
Ventas, Inc.	154,300	6,198,231
		36,131,313
Real Estate Management & Development - 2.9%
Cushman & Wakefield PLC (a)	771,500	8,833,675
Jones Lang LaSalle, Inc. (a)	45,000	6,798,150
WeWork, Inc. (a)(b)	540,500	1,432,325
		17,064,150
TOTAL REAL ESTATE		53,195,463
UTILITIES - 8.3%
Electric Utilities - 6.1%
Constellation Energy Corp.	101,133	8,413,254
Edison International	91,500	5,177,070
Entergy Corp.	70,300	7,074,289
FirstEnergy Corp.	110,400	4,084,800
PG&E Corp. (a)	847,600	10,595,000
		35,344,413
Independent Power and Renewable Electricity Producers - 2.2%
The AES Corp.	361,400	8,167,640
Vistra Corp.	201,300	4,227,300
		12,394,940
TOTAL UTILITIES		47,739,353
TOTAL COMMON STOCKS (Cost $557,980,312)		574,469,453

Money Market Funds - 4.6%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (c)	1,862,602	1,862,974
Fidelity Securities Lending Cash Central Fund 3.10% (c)(d)	24,838,235	24,840,719
TOTAL MONEY MARKET FUNDS (Cost $26,703,693)		26,703,693

TOTAL INVESTMENT IN SECURITIES - 104.5% (Cost $584,684,005)	601,173,146
NET OTHER ASSETS (LIABILITIES) - (4.5)%	(25,857,399)
NET ASSETS - 100.0%	575,315,747

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	13,966,133	202,755,952	214,859,111	45,446	-	-	1,862,974	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	17,801,767	291,644,260	284,605,308	70,202	-	-	24,840,719	0.1%
Total	31,767,900	494,400,212	499,464,419	115,648	-	-	26,703,693

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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